CONTINGENCIES AND COMMITMENTS (Tables)	9 Months Ended
May 31, 2019
Statements [Line Items]
Disclosure of detailed information about commitments [Table Text Block]
Payments Due By Year
	< 1 Year	1 – 3 Years	4 – 5 Years		> 5 Years	Total
Lease Obligations	$410	$330	$275	$	- $	1,015
Contractor payments	1,356	-	-		-	1,356
Convertible Note[1]	1,374	2,749	20,677		-	24,800
LMM Facility (Note 5)	45,717	-	-		-	45,717
Totals	$48,857	$3,079	$20,952	$	- $	72,888

[1]The convertible note and related interest can be settled at the Company’s discretion in cash or shares